CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation	12,476	5,937	1,454
Amortization and write-off of deferred financing costs	197	681	110
Foreign exchange gains			(1,051)
Amortization of deferred revenue	(112)	(45)
Amortization of prepaid charter revenue	12,204
Compensation cost on restricted stock awards	900	954	1,330
(Increase) / Decrease in:
Accounts receivable, trade	(52)	(125)	(37)
Due from related party		398	(398)
Inventories	(1,374)	(1,209)	(623)
Prepaid expenses and other assets	(1,877)	8	(219)
Increase / (Decrease) in:
Accounts payable, trade and other	755	1,482	436
Due to related parties	339	318
Accrued liabilities	741	190	586
Deferred revenue	1,180	285	227
Net Cash provided by / (used in) Operating Activities	31,346	12,504	(186)
Cash Flows used in Investing Activities:
Vessel acquisitions, improvements and other vessel costs	(107,960)	(79,321)	(93,531)
Acquisition of time charter	(42,000)
Net Cash used in Investing Activities	(149,960)	(79,321)	(93,531)
Cash Flows provided by Financing Activities:
Proceeds from long-term debt	92,700	85,000	20,000
Repayments / prepayments of long term debt		(104,670)	(330)
Issuance of common stock, net of issuance costs	53,901	121,492	85,281
Payments of financing costs		(1,382)	(400)
Cash dividends	(28,545)	(4,154)
Changes in compensating cash balances	(9,270)	787	(787)
Net Cash provided by Financing Activities	108,786	97,073	103,764
Effects of exchange rates on cash			1,051
Net increase / (decrease) in cash and cash equivalents	(9,828)	30,256	11,098
Cash and cash equivalents at beginning of period	41,354	11,098
Cash and cash equivalents at end of period	31,526	41,354	11,098
Cash paid during the year for:
Interest payments, net of amounts capitalized	$ 2,546	$ 670	$ 155